AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS

June 30, 2023

(unaudited)

Amount	General Obligation Bonds (62.1%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (7.4%)

	Bend, Oregon
$2,690,000	5.000%, 06/01/32	NR/AA+/NR	$3,163,951

	Benton County, Oregon Full Faith Credit Obligations
500,000	5.000%, 06/01/39 Series 2023	Aa1/NR/NR	567,860

	Boardman, Oregon Green Bond
1,000,000	4.000%, 06/15/33 Series 2021 BAMAC Insured	NR/AA/NR	1,051,120

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,135,443

	Clackamas County, Oregon (Tax-Exempt)
1,485,000	5.000%, 06/01/25 Series 2016B	Aaa/NR/NR	1,539,113

	Clatsop County, Oregon
1,000,000	5.000%, 06/15/32	Aa2/NR/NR	1,125,600

	Deschutes, Oregon Public Library District
1,000,000	4.000%, 06/01/31 Series 2021	Aa2/NR/NR	1,088,860

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,297,126

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,051,512
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,201,325

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,131,212

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,241,020

	Portland, Oregon Limited Tax, Build Portland & Fuel Stations Projects
1,210,000	5.000%, 04/01/36 2017 Series 2022D	Aaa/NR/NR	1,401,289

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,707,765
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,781,666
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	1,849,852

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,395,585

	Redmond, Oregon Full Faith and Credit Bonds
$1,140,000	5.000%, 06/01/34 Series B-1	Aa2/NR/NR	$1,270,473

	Salem, Oregon
3,000,000	5.000%, 06/01/38 Series 2023B	Aa2/NR/NR	3,423,450

	Tualatin, Oregon
750,000	5.000%, 06/15/39 Series 2023	Aa1/NR/NR	852,135

	Total City & County		34,276,357

	Community College (4.9%)

	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	987,673

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,030,320

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,455,945

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,000,400

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	1,841,546
1,735,000	4.000%, 06/15/32 Series 2020A	Aa1/NR/NR	1,860,041
1,070,000	4.000%, 06/15/34 Series 2020 A	Aa1/NR/NR	1,141,358

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,573,094

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	1,971,585
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,055,730

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,771,239

	Portland, Oregon Community College District
1,250,000	5.000%, 06/15/38 Series 2023	NR/AA+/NR	1,431,588

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,417,598

	Tillamook Bay, Oregon Community College District
1,290,000	5.000%, 06/15/35 Series 2023B	NR/AA+/NR	1,500,244
1,450,000	5.000%, 06/15/36 Series 2023B	NR/AA+/NR	1,669,197

	Total Community College		22,707,558

	School District (33.8%)

	Benton & Linn Counties, Oregon School District #509J (Corvallis)
$2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	$2,208,420
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	1,782,007

	Clackamas County, Oregon School District #7J (Lake Oswego)
1,400,000	4.000%, 06/01/33	Aa2/AA+/NR	1,444,436

	Clackamas County, Oregon School District #12 (North Clackamas)
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	3,463,099
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,100,023
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,213,751
1,000,000	5.000%, 06/15/35	Aa1/NR/NR	1,094,420
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,335,630
3,000,000	5.000%, 06/15/34 Series B	Aa1/AA+/NR	3,208,020

	Clackamas County, Oregon School District #62 (Oregon City)
1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	1,449,712

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	3,626,910
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	5,696,295
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,155,006
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,172,020

	Clatsop County, Oregon School District #1C (Astoria)
1,080,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,216,696
1,215,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,364,056

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,080,530

	Clatsop County, Oregon School District #30 (Warrenton-Hammond)
1,590,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,781,961
1,145,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,282,137
1,115,000	5.000%, 06/15/34 Series B	Aa1/NR/NR	1,244,485

	Columbia County, Oregon School District #502 (St. Helens)
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,072,030

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,144,544

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,135,000
1,470,000	4.000%, 06/15/32	Aa1/NR/NR	1,553,011
1,540,000	5.000%, 06/15/37	Aa1/NR/NR	1,776,036

	Greater Albany School District, Oregon #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30 Series 2017	Aa1/AA+/NR	1,080,150

	Hood River County, Oregon School District
$2,260,000	4.000%, 06/15/30	NR/AA+/NR	$2,330,467
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,474,496

	Jackson County, Oregon School District #5 (Ashland)
1,000,000	5.000%, 06/15/34	Aa1/AA+/NR	1,113,240
1,620,000	5.000%, 06/15/33 Series 2019	Aa1/AA+/NR	1,807,807

	Jackson County, Oregon School District #6 (Central Point)
2,665,000	5.000%, 06/15/31	Aa1/NR/NR	3,002,309

	Jackson County, Oregon School District #549C (Medford)
570,000	4.000%, 12/15/34 Series 2021	Aa3/NR/NR	606,474

	Lane County, Oregon School District #4J (Eugene) Refunding
3,300,000	5.000%, 06/15/33	Aa1/NR/NR	3,895,221
1,105,000	4.000%, 06/15/35	Aa1/NR/NR	1,155,333

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,036,260

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	2,745,803

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,370,901

	Linn & Marion Counties, Oregon School District #129J (Santiam Canyon)
750,000	5.000%, 06/15/34	NR/AA+/NR	840,585

	Marion & Linn Counties, Oregon School District #29J (North Santiam)
1,160,000	5.000%, 06/15/32 Series 2023	NR/AA+/NR	1,331,854

	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
5,000,000	5.000%, 06/15/30	Aa1/AA+/NR	5,495,550
5,525,000	5.000%, 06/15/31	Aa1/AA+/NR	6,073,909
1,135,000	5.000%, 06/15/32 Series 2020B	Aa1/AA+/NR	1,299,382
7,600,000	5.000%, 06/15/33 Series 2020B	Aa1/AA+/NR	8,692,348
1,000,000	5.000%, 06/15/34 Series 2020B	Aa1/AA+/NR	1,141,250
2,000,000	5.000%, 06/15/35 Series 2020B	Aa1/AA+/NR	2,257,840

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,080,543

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	5,885,957
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,554,390
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	1,890,828

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
1,535,000	5.000%, 06/15/29	Aa1/NR/NR	1,727,289
1,175,000	5.000%, 06/15/31	Aa1/AA+/NR	1,262,350
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,691,650

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
$1,515,000	4.000%, 02/01/28	NR/AA+/NR	$1,536,089

	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,410,354

	Umatilla County, Oregon School District #6R (Umatilla)
1,260,000	5.000%, 06/15/36 Series 2023A	NR/AA+/NR	1,462,117
750,000	5.000%, 06/15/38 Series 2023A	NR/AA+/NR	856,223

	Umatilla County, Oregon School District #8 (Hermiston)
2,750,000	5.000%, 06/15/30	NR/AA+/NR	3,156,065

	Washington County, Oregon School District #15 (Forest Grove)
625,000	5.000%, 06/15/37 Series 2023	NR/AA+/NR	717,919

	Washington County, Oregon School District #48J (Beaverton)
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,622,550
2,400,000	5.000%, 06/15/35 Series C	Aa1/AA+/NR	2,568,264

	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	2,599,613
1,000,000	5.000%, 06/15/31 Series A	Aa1/AA+/NR	1,126,570
1,000,000	5.000%, 06/15/32 Series A	Aa1/AA+/NR	1,125,600

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,995,268
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,206,260

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,347,842
2,110,000	5.000%, 06/15/31	Aa1/NR/NR	2,272,576
2,000,000	5.000%, 06/15/34 Series 2017	Aa1/NR/NR	2,146,380

	Yamhill County, Oregon School District #8 (Dayton)
1,045,000	5.000%, 06/15/32	NR/AA+/NR	1,170,160
1,080,000	5.000%, 06/15/33	NR/AA+/NR	1,208,336
900,000	5.000%, 06/15/34	NR/AA+/NR	1,006,083

	Yamhill County, Oregon School District #40 (McMinnville)
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,027,840
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,025,490

	Total School District		157,032,020

	Special District (5.5%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa2/NR/NR	1,430,672

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,064,982
2,705,000	4.000%, 06/01/31	NR/AA/NR	2,819,963

	Corbett Fire District No. 14, Multnomah County, Oregon
$400,000	5.000%, 06/15/39 Series 2023 AGMC Insured	NR/AA/NR	$433,064

	Lebanon, Oregon Fire Protection District, Linn County
560,000	5.000%, 06/15/40 Series 2023 BAMAC Insured	NR/AA/NR	606,172

	Metro, Oregon
1,305,000	4.000%, 06/01/26 Series 2012 A	Aaa/AAA/NR	1,305,444
2,390,000	4.000%, 06/01/33 Series 2020 A	Aaa/AAA/NR	2,551,229
1,400,000	4.000%, 06/01/34 Series 2020 A	Aaa/AAA/NR	1,489,474

	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,272,411
2,060,000	5.000%, 06/01/30	A1/NR/NR	2,146,767
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,039,590
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,247,172

	Redmond Area Park & Recreational District, Oregon
550,000	5.000%, 06/15/38 Series 2023	NR/AA-/NR	623,409

	Tualatin Hills, Oregon Park & Recreational District
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	4,800,695
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	2,873,513
	Total Special District		25,704,557

	State (9.1%)

	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	762,233
2,000,000	5.000%, 05/01/33 Series 2022A	Aa1/AA+/AA+	2,361,860

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	520,455

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,058,010

	State of Oregon Article XI-M, XI-N and XI-P State Grant Programs
1,000,000	5.000%, 06/01/37 Series 2023D	Aa1/AA+/AA+	1,157,830

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,263,585
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,056,630
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,112,720
1,800,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	1,864,224
2,920,000	5.000%, 05/01/31 Series A	Aa1/AA+/AA+	3,282,401
4,000,000	5.000%, 05/01/32 Series A	Aa1/AA+/AA+	4,493,280
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,262,673
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,328,530
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,056,360
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,376,268

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,038,860
1,390,000	5.000%, 08/01/31 Series G	Aa1/AA+/AA+	1,569,296
1,920,000	5.000%, 08/01/32 Series G	Aa1/AA+/AA+	2,165,683
3,000,000	5.000%, 08/01/33 Series G	Aa1/AA+/AA+	3,380,490
1,900,000	5.000%, 08/01/34 Series G	Aa1/AA+/AA+	2,134,840
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,352,838
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,406,431

	State of Oregon Veteran's Welfare
$ 450,000	1.950%, 06/01/31 Series 2020 I	Aa1/AA+/AA+	$ 395,523
2,000,000	2.150%, 12/01/34 Series 2020 I	Aa1/AA+/AA+	1,690,840

	Total State		42,091,860

	Transportation (1.4%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	5,400,050

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,100,060

	Total Transportation		6,500,110

	Total General Obligation Bonds		288,312,462

	Revenue Bonds (27.1%)

	City & County (0.1%)

	Beaverton, Oregon Special Revenue Bonds
200,000	5.000%, 06/01/32 Series 2020A	Aa3/NR/NR	228,150
400,000	5.000%, 06/01/34 Series 2020A	Aa3/NR/NR	455,456

	Total City & County		683,606

	Education (0.3%)

	Northwest Regional Education Service District, Oregon Full Faith and Credit Obligations
500,000	5.000%, 06/01/34 Series 2023	A1/NR/NR	564,580
600,000	5.000%, 06/01/37 Series 2023	A1/NR/NR	660,312

	Total Education		1,224,892

	Electric (2.3%)

	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,036,431
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,244,154

	Warm Springs Reservation, Oregon Confederated Tribes, Hydroelectric Revenue, Tribal Economic Development, Pelton Round Butte Project (Green Bonds)
1,000,000	5.000%, 11/01/32 Series 2019B 144A	A3/NR/NR	1,101,880
1,000,000	5.000%, 11/01/33 Series 2019B 144A	A3/NR/NR	1,100,380
1,000,000	5.000%, 11/01/34 Series 2019B 144A	A3/NR/NR	1,100,160

	Total Electric		10,583,005

	Healthcare (3.4%)

	Oregon Health Sciences University
$500,000	5.000%, 07/01/30 Series A	Aa3/AA-/AA-	$559,925
250,000	5.000%, 07/01/31 Series A	Aa3/AA-/AA-	280,035
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,312,888
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,052,640

	Oregon Health Sciences University (Green Bonds)
1,000,000	5.000%, 07/01/34 Series 2021A	Aa3/AA-/AA-	1,156,740
1,000,000	5.000%, 07/01/35 Series 2021A	Aa3/AA-/AA-	1,145,720

	Oregon Health Sciences University
5,500,000	5.000%, 07/01/46 Series 2021B-2 (Mandatory Put Date 02/01/32)	Aa3/AA-/AA-	6,236,230

	Oregon State Facilities Authority (Legacy Health Project)
2,255,000	5.000%, 06/01/30 Series 2022B	A1/A+/NR	2,480,026

	Union County, Oregon Hospital Facility Authority (Grande Ronde Hospital Project)
135,000	5.000%, 07/01/28 Series 2022	NR/BBB/BBB-	141,668
175,000	5.000%, 07/01/29 Series 2022	NR/BBB/BBB-	185,078
200,000	5.000%, 07/01/30 Series 2022	NR/BBB/BBB-	213,136
325,000	5.000%, 07/01/31 Series 2022	NR/BBB/BBB-	346,993
500,000	5.000%, 07/01/32 Series 2022	NR/BBB/BBB-	535,905

	Total Healthcare		15,646,984

	Housing (0.3%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,310,354

	Lottery (4.5%)

	Oregon State Department of Administration Services (Lottery Revenue)
2,000,000	5.000%, 04/01/32 Series A	Aa2/AAA/NR	2,237,880
1,000,000	5.000%, 04/01/33 Series A	Aa2/AAA/NR	1,118,010
1,500,000	5.000%, 04/01/35 Series A	Aa2/AAA/NR	1,743,075
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,013,530
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,296,280
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,161,350
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,129,760
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,032,440

	Total Lottery		20,732,325

	Sales Tax (0.2%)

	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	800,288

	Transportation (4.5%)

	Oregon State Department Transportation Highway Usertax (Subordinate Lien)
$2,250,000	5.000%, 11/15/35 Series 2020A	Aa2/AA+/AA+	$2,555,123
2,385,000	5.000%, 11/15/39 Series 2023A	Aa2/AA+/AA+	2,713,868

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	2,620,748
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,038,120
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,481,513

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,188,187
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,172,120
3,000,000	5.000%, 10/01/31 Series 2018A	A3/A/NR	3,251,160

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,042,100
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,008,824

	Total Transportation		21,071,763

	Water and Sewer (11.5%)

	Beaverton, Oregon Water Revenue
1,000,000	5.000%, 04/01/32 Series 2020	NR/AA+/NR	1,141,140

	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,397,651

	Clean Water Services, Oregon Refunding (Senior Lien)
750,000	5.000%, 10/01/27	Aa1/AAA/NR	818,250

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	121,630
450,000	5.000%, 08/01/29	Aa2/AA/AA+	475,268

	Grants Pass, Oregon
345,000	4.000%, 12/01/23	NR/AA/NR	345,128

	Hillsboro, Oregon Water System
1,630,000	5.000%, 06/01/31	Aa2/NR/NR	1,838,819
1,710,000	5.000%, 06/01/32	Aa2/NR/NR	1,923,528

	Portland, Oregon Sewer System (First Lien)
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA+/NR	3,621,625

	Portland, Oregon Sewer System (Second Lien)
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA/NR	5,599,094
6,355,000	5.000%, 03/01/32 Series A	Aa2/AA/NR	7,181,086
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	2,044,540
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA/NR	2,070,620
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA/NR	2,071,000
5,000,000	4.000%, 03/01/34 Series 2020A	Aa2/AA/NR	5,309,300

	Portland, Oregon Water System (First Lien)
$3,230,000	5.000%, 05/01/27 Series A	Aa1/NR/NR	$3,278,030
1,000,000	4.000%, 04/01/35 Series 2022A	Aa1/AA+/NR	1,059,880

	Portland, Oregon Water System (Second Lien)
2,590,000	5.000%, 05/01/31 Series A	Aa2/NR/NR	2,936,801
2,000,000	5.000%, 05/01/32 Series A	Aa2/NR/NR	2,266,080
2,000,000	5.000%, 05/01/33 Series A	Aa2/NR/NR	2,264,040
2,230,000	5.000%, 05/01/35 Series 2019A	Aa2/NR/NR	2,502,974

	Portland, Oregon Water System Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa2/NR/NR	2,001,660

	Total Water and Sewer		53,268,144

	Total Revenue Bonds		125,321,361

	Pre-Refunded\ Escrowed to Maturity Bonds (7.9%)††

	Pre-Refunded General Obligation Bonds (3.7%)

	Higher Education (0.6%)

	Oregon State Higher Education
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	1,831,618

	Oregon State, Oregon University System
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,091,384

	Total Higher Education		2,923,002

	School District (1.8%)

	Clackamas County, Oregon School District #62 (Oregon City)
440,000	5.000%, 06/01/29 AGMC Insured	NR/AA/NR	447,128
560,000	5.000%, 06/01/29 AGMC Insured	A1/AA/NR	569,072

	Lane County, Oregon School District #4J (Eugene) Refunding
2,000,000	5.000%, 06/15/26	Aa1/NR/NR	2,033,800

	Marion County, Oregon School District #103 (Woodburn)
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,344,863

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,037,550

	Washington County, Oregon School District #48J (Beaverton)
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	1,877,048

	Total School District		8,309,461

	Special District (0.6%)

	Metro, Oregon
2,695,000	4.000%, 06/01/26 Series 2012A	Aaa/NR/NR	2,696,105

	State (0.7%)

	State of Oregon Article XI-G Community College Projects
$1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	$1,208,163

	State of Oregon Article XI-G Higher Education
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,038,250
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,038,250

	Total State		3,284,663

	Total Pre-Refunded General Obligation Bonds		17,213,231

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (4.2%)

	Higher Education (0.6%)

	Oregon State Facilities Authority (Linfield College Project)
1,000,000	5.000%, 10/01/23 Series A ETM	Baa3/NR/NR	1,003,820

	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/NR/NR	540,805
1,135,000	4.000%, 07/01/31 Series A	Aa2/NR/NR	1,185,099

	Total Higher Education		2,729,724

	Transportation (3.6%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,006,590
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,067,030
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	8,202,560

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,243,472

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,092,470

	Total Transportation		16,612,122

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		19,341,846

	Total Pre-Refunded\ Escrowed to Maturity Bonds		36,555,077

	Total Municipal Bonds (cost $459,089,634)		450,188,900

Shares	Short-Term Investment (2.6%)
11,966,754	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.00%* (cost 11,966,754)	Aaa-mf/AAAm/NR	$ 11,966,754

	Total Investments (cost $471,056,388- note b)	99.7%	462,155,654
	Other assets less liabilities	0.3	1,511,924
	Net Assets	100.0%	$463,667,578

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P	12.3%
Pre-refunded bonds\ETM bonds††	8.1
Aa of Moody's or AA of S&P or Fitch	74.5
A of Moody's or S&P	4.8
Baa of Moody's or BBB of S&P or Fitch	0.3
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC - Build America Mutual Assurance Co.
ETM - Escrowed to Maturity
NR - Not Rated
ODOT - Oregon Department of Transportation

*	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $3,302,420 or 0.7% of net assets.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2023, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $471,056,388 amounted to $8,900,734, which consisted of aggregate gross unrealized appreciation of $539,721 and aggregate gross unrealized depreciation of $9,440,455.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2023:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$11,966,754
Level 2 – Other Significant Observable Inputs- Municipal Bonds +	450,188,900
Level 3 – Significant Unobservable Inputs	–
Total	$462,155,654
+ See schedule of investments for a detailed listing of securities.